UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: January 31
Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON TARGET
RETIREMENT SERIES
LEGG MASON TARGET RETIREMENT SERIES 2015 (FORMERLY KNOWN AS
LEGG MASON PARTNERS TARGET RETIREMENT 2015)
LEGG MASON TARGET RETIREMENT SERIES 2020 (FORMERLY KNOWN AS
LEGG MASON PARTNERS TARGET RETIREMENT 2020)
LEGG MASON TARGET RETIREMENT SERIES 2025 (FORMERLY KNOWN AS
LEGG MASON PARTNERS TARGET RETIREMENT 2025)
LEGG MASON TARGET RETIREMENT SERIES 2030 (FORMERLY KNOWN AS
LEGG MASON PARTNERS TARGET RETIREMENT 2030)
LEGG MASON TARGET RETIREMENT SERIES 2035 (FORMERLY KNOWN AS
LEGG MASON PARTNERS TARGET RETIREMENT 2035)
LEGG MASON TARGET RETIREMENT SERIES 2040 (FORMERLY KNOWN AS
LEGG MASON PARTNERS TARGET RETIREMENT 2040)
LEGG MASON TARGET RETIREMENT SERIES 2045 (FORMERLY KNOWN AS
LEGG MASON PARTNERS TARGET RETIREMENT 2045)
LEGG MASON TARGET RETIREMENT SERIES 2050 (FORMERLY KNOWN AS
LEGG MASON PARTNERS TARGET RETIREMENT 2050)
LEGG MASON TARGET RETIREMENT FUND (FORMERLY KNOWN AS LEGG
MASON PARTNERS TARGET RETIREMENT FUND)
FORM N-Q
OCTOBER 31, 2009

Legg Mason Target Retirement 2015
Schedules of Investments (unaudited)
October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 97.1%
	iShares Trust:
2,895	iShares MSCI EAFE Index Fund	$154,304
885	iShares Russell 1000 Growth Index Fund	40,462
1,875	iShares Russell 1000 Value Index Fund	100,706
545	iShares Russell 2000 Index Fund	30,711
2,159	Legg Mason Capital Management Growth Trust, Inc., Class I Shares (a)*	38,816
943	Legg Mason Capital Management Value Trust, Inc., Class I Shares (a)*	37,426
26,586	Legg Mason Charles Street Trust, Inc. - Legg Mason Global Opportunities Bond Fund, Class IS Shares (a)	273,571
	Legg Mason Global Trust, Inc.:
2,429	Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares (a)	45,866
10,132	Legg Mason Batterymarch International Equity Trust, Class IS Shares (a)	123,109
	Legg Mason Partners Equity Trust:
6,667	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares (a)	57,074
447	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares (a)*	37,736
4,937	Legg Mason ClearBridge Appreciation Fund, Class IS Shares (a)	57,611
16,008	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares (a)	122,145
5,362	The Royce Fund - Royce Value Fund, Institutional Class Shares (a)*	49,657
720	Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	27,072
2,190	Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	86,680
	Western Asset Funds, Inc.:
40,135	Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	429,841
3,656	Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	30,268

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 97.1% (Cost — $1,620,746#)	1,743,055
	Other Assets in Excess of Liabilities — 2.9%	51,156

	TOTAL NET ASSETS — 100.0%	$1,794,211

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Target Retirement 2020
Schedules of Investments (unaudited) (continued)
October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 96.2%
	iShares Trust:
3,030	iShares MSCI EAFE Index Fund	$161,499
1,090	iShares Russell 1000 Growth Index Fund	49,835
2,275	iShares Russell 1000 Value Index Fund	122,190
500	iShares Russell 2000 Index Fund	28,175
2,512	Legg Mason Capital Management Growth Trust, Inc., Class I Shares (a)*	45,165
1,056	Legg Mason Capital Management Value Trust, Inc., Class I Shares (a)*	41,884
24,577	Legg Mason Charles Street Trust, Inc. - Legg Mason Global Opportunities Bond Fund, Class IS Shares (a)	252,900
	Legg Mason Global Trust, Inc.:
2,271	Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares (a)	42,870
10,478	Legg Mason Batterymarch International Equity Trust, Class IS Shares (a)	127,302
	Legg Mason Partners Equity Trust:
7,535	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares (a)	64,498
499	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares (a)*	42,144
5,559	Legg Mason ClearBridge Appreciation Fund, Class IS Shares (a)	64,877
16,594	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares (a)	126,613
3,146	Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	15,729
5,202	The Royce Fund - Royce Value Fund, Institutional Class Shares (a)*	48,171
720	Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	27,072
2,075	Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	82,129
	Western Asset Funds, Inc.:
26,949	Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	288,620
1,082	Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	8,962

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 96.2% (Cost — $1,474,320#)	1,640,635
	Other Assets in Excess of Liabilities — 3.8%	65,599

	TOTAL NET ASSETS — 100.0%	$1,706,234

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Target Retirement 2025
Schedules of Investments (unaudited) (continued)
October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 98.7%
	iShares Trust:
3,310	iShares MSCI EAFE Index Fund	$176,423
1,380	iShares Russell 1000 Growth Index Fund	63,094
2,680	iShares Russell 1000 Value Index Fund	143,943
580	iShares Russell 2000 Index Fund	32,683
3,073	Legg Mason Capital Management Growth Trust, Inc., Class I Shares (a)*	55,257
1,287	Legg Mason Capital Management Value Trust, Inc., Class I Shares (a)*	51,072
22,751	Legg Mason Charles Street Trust, Inc. - Legg Mason Global Opportunities Bond Fund, Class IS Shares (a)	234,107
	Legg Mason Global Trust, Inc.:
1,655	Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares (a)	31,252
11,001	Legg Mason Batterymarch International Equity Trust, Class IS Shares (a)	133,664
	Legg Mason Partners Equity Trust:
9,214	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares (a)	78,874
650	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares (a)*	54,953
6,779	Legg Mason ClearBridge Appreciation Fund, Class IS Shares (a)	79,108
17,118	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares (a)	130,609
10,249	Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	51,243
5,450	The Royce Fund - Royce Value Fund, Institutional Class Shares (a)*	50,465
590	Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	22,184
2,080	Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	82,326
	Western Asset Funds, Inc.:
17,515	Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	187,589
1,418	Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	11,739

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 98.7% (Cost — $1,539,533#)	1,670,585
	Other Assets in Excess of Liabilities — 1.3%	21,861

	TOTAL NET ASSETS — 100.0%	$1,692,446

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Target Retirement 2030
Schedules of Investments (unaudited) (continued)
October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.2%
	iShares Trust:
3,160	iShares MSCI EAFE Index Fund	$168,428
1,605	iShares Russell 1000 Growth Index Fund	73,381
3,030	iShares Russell 1000 Value Index Fund	162,741
520	iShares Russell 2000 Index Fund	29,302
3,179	Legg Mason Capital Management Growth Trust, Inc., Class I Shares (a)*	57,161
1,426	Legg Mason Capital Management Value Trust, Inc., Class I Shares (a)*	56,602
9,957	Legg Mason Charles Street Trust, Inc. - Legg Mason Global Opportunities Bond Fund, Class IS Shares (a)	102,455
	Legg Mason Global Trust, Inc.:
1,000	Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares (a)	18,880
10,326	Legg Mason Batterymarch International Equity Trust, Class IS Shares (a)	125,458
	Legg Mason Partners Equity Trust:
10,090	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares (a)	86,372
666	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares (a)*	56,314
7,434	Legg Mason ClearBridge Appreciation Fund, Class IS Shares (a)	86,756
16,215	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares (a)	123,721
15,201	Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	76,005
4,723	The Royce Fund - Royce Value Fund, Institutional Class Shares (a)*	43,734
335	Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	12,596
1,925	Vanguard Specialized Funds- Vanguard REIT Index Fund, ETF Shares	76,192
	Western Asset Funds, Inc.:
10,746	Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	115,087
2,735	Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	22,642

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.2% (Cost — $1,302,463#)	1,493,827
	Other Assets in Excess of Liabilities — 0.8%	12,030

	TOTAL NET ASSETS — 100.0%	$1,505,857

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Target Retirement 2035
Schedules of Investments (unaudited) (continued)
October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.0%
	iShares Trust:
3,390	iShares MSCI EAFE Index Fund	$180,687
2,110	iShares Russell 1000 Growth Index Fund	96,469
4,100	iShares Russell 1000 Value Index Fund	220,211
540	iShares Russell 2000 Index Fund	30,429
4,616	Legg Mason Capital Management Growth Trust, Inc., Class I Shares (a)*	82,987
2,023	Legg Mason Capital Management Value Trust, Inc., Class I Shares (a)*	80,276
751	Legg Mason Global Trust, Inc.: Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares (a)	14,175
11,321	Legg Mason Batterymarch International Equity Trust, Class IS Shares (a)	137,546
	Legg Mason Partners Equity Trust:
918	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares (a)*	77,578
10,480	Legg Mason ClearBridge Appreciation Fund, Class IS Shares (a)	122,306
14,117	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares (a)	120,845
18,058	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares (a)	137,784
16,668	Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	83,339
5,092	The Royce Fund - Royce Value Fund, Institutional Class Shares (a)*	47,151
220	Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	8,272
2,055	Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	81,337
4,693	Western Asset Funds, Inc.: Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	50,264
3,816	Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	31,595

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.0% (Cost — $1,598,088#)	1,603,251
	Other Assets in Excess of Liabilities — 1.0%	15,429

	TOTAL NET ASSETS — 100.0%	$1,618,680

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Target Retirement 2040
Schedules of Investments (unaudited) (continued)
October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.8%
	iShares Trust:
2,760	iShares MSCI EAFE Index Fund	$147,108
1,865	iShares Russell 1000 Growth Index Fund	85,268
3,820	iShares Russell 1000 Value Index Fund	205,172
775	iShares Russell 2000 Index Fund	43,671
4,219	Legg Mason Capital Management Growth Trust, Inc., Class I Shares (a)*	75,853
1,855	Legg Mason Capital Management Value Trust, Inc., Class I Shares (a)*	73,591
2,033	Legg Mason Global Trust, Inc.: Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares (a)	38,391
9,213	Legg Mason Batterymarch International Equity Trust, Class IS Shares (a)	111,942
	Legg Mason Partners Equity Trust:
12,950	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares (a)	110,849
841	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares (a)*	71,049
9,633	Legg Mason ClearBridge Appreciation Fund, Class IS Shares (a)	112,422
14,472	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares (a)	110,419
9,987	Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	49,937
6,979	The Royce Fund - Royce Value Fund, Institutional Class Shares (a)*	64,621
605	Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	22,748
1,845	Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	73,025
4,154	Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	44,493

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.8% (Cost — $1,390,935#)	1,440,559
	Other Assets in Excess of Liabilities — 0.2%	3,575

	TOTAL NET ASSETS — 100.0%	$1,444,134

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Target Retirement 2045
Schedules of Investments (unaudited) (continued)
October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.8%
	iShares Trust:
2,155	iShares MSCI EAFE Index Fund	$114,862
1,515	iShares Russell 1000 Growth Index Fund	69,266
2,945	iShares Russell 1000 Value Index Fund	158,176
590	iShares Russell 2000 Index Fund	33,247
3,246	Legg Mason Capital Management Growth Trust, Inc., Class I Shares (a)*	58,360
1,407	Legg Mason Capital Management Value Trust, Inc., Class I Shares (a)*	55,813
1,536	Legg Mason Global Trust, Inc.: Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares (a)	29,001
7,060	Legg Mason Batterymarch International Equity Trust, Class IS Shares (a)	85,782
	Legg Mason Partners Equity Trust:
9,779	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares (a)	83,709
664	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares (a)*	56,146
7,195	Legg Mason ClearBridge Appreciation Fund, Class IS Shares (a)	83,969
11,081	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares (a)	84,544
7,874	Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	39,372
5,308	The Royce Fund - Royce Value Fund, Institutional Class Shares (a)*	49,151
525	Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	19,740
1,435	Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	56,797
3,327	Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	35,632

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.8% (Cost — $1,096,941#)	1,113,567
	Other Assets in Excess of Liabilities — 0.2%	2,252

	TOTAL NET ASSETS — 100.0%	$1,115,819

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Target Retirement 2050
Schedules of Investments (unaudited) (continued)
October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.3%
	iShares Trust:
2,000	iShares MSCI EAFE Index Fund	$106,600
1,360	iShares Russell 1000 Growth Index Fund	62,179
2,700	iShares Russell 1000 Value Index Fund	145,017
540	iShares Russell 2000 Index Fund	30,429
2,979	Legg Mason Capital Management Growth Trust, Inc., Class I Shares (a)*	53,555
1,304	Legg Mason Capital Management Value Trust, Inc., Class I Shares (a)*	51,736
1,290	Legg Mason Global Trust, Inc.: Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares (a)	24,362
6,460	Legg Mason Batterymarch International Equity Trust, Class IS Shares (a)	78,492
	Legg Mason Partners Equity Trust:
8,923	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares (a)	76,382
604	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares (a)*	51,075
6,584	Legg Mason ClearBridge Appreciation Fund, Class IS Shares (a)	76,833
10,138	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares (a)	77,352
7,214	Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares (a)	36,069
4,811	The Royce Fund - Royce Value Fund, Institutional Class Shares (a)*	44,548
450	Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	16,920
1,260	Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	49,871
2,957	Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	31,667

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.3% (Cost — $1,024,448#)	1,013,087
	Other Assets in Excess of Liabilities — 0.7%	7,442

	TOTAL NET ASSETS — 100.0%	$1,020,529

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Target Retirement Fund
Schedules of Investments (unaudited) (continued)
October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.8%
	iShares Trust:
1,360	iShares MSCI EAFE Index Fund	$72,488
300	iShares Russell 1000 Growth Index Fund	13,716
500	iShares Russell 1000 Value Index Fund	26,855
400	iShares Russell 2000 Index Fund	22,540
571	Legg Mason Capital Management Growth Trust, Inc., Class I Shares (a)*	10,275
271	Legg Mason Capital Management Value Trust, Inc., Class I Shares (a)*	10,747
19,384	Legg Mason Charles Street Trust, Inc. — Legg Mason Global Opportunities Bond Fund, Class IS Shares (a)	199,459
	Legg Mason Global Trust, Inc.:
1,258	Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares (a)	23,758
4,934	Legg Mason Batterymarch International Equity Trust, Class IS Shares (a)	59,952
	Legg Mason Partners Equity Trust:
1,713	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares (a)	14,660
125	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares (a)*	10,580
1,271	Legg Mason ClearBridge Appreciation Fund, Class IS Shares (a)	14,831
7,110	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares (a)	54,251
4,214	The Royce Fund — Royce Value Fund, Institutional Class Shares (a)*	39,021
400	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	15,040
1,625	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	64,318
	Western Asset Funds, Inc.:
54,236	Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	580,872
12,430	Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	102,922

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.8% (Cost — $1,250,764#)	1,336,285
	Other Assets in Excess of Liabilities — 0.2%	2,281

	TOTAL NET ASSETS — 100.0%	$1,338,566

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Target Retirement 2015 (formerly known as Legg Mason Partners Target Retirement 2015) (“Retirement 2015”), Legg Mason Target Retirement 2020 (formerly known as Legg Mason Partners Target Retirement 2020) (“Retirement 2020”), Legg Mason Target Retirement 2025 (formerly known as Legg Mason Partners Target Retirement 2025) (“Retirement 2025”), Legg Mason Target Retirement 2030 (formerly known as Legg Mason Partners Target Retirement 2030) (“Retirement 2030”), Legg Mason Target Retirement 2035 (formerly known as Legg Mason Partners Target Retirement 2035) (“Retirement 2035”), Legg Mason Target Retirement 2040 (formerly known as Legg Mason Partners Target Retirement 2040) (“Retirement 2040”), Legg Mason Target Retirement 2045 (formerly known as Legg Mason Partners Target Retirement 2045) (“Retirement 2045”), Legg Mason Target Retirement 2050 (formerly known as Legg Mason Partners Target Retirement 2050) (“Retirement 2050”), and Legg Mason Target Retirement Fund (formerly known as Legg Mason Partners Target Retirement Fund) (“Retirement Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other funds (“Underlying Funds”) which are mutual funds affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values the Funds value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds use valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

Notes to Financial Statements (unaudited) (continued)
The following is a summary of the inputs used in valuing the Retirement 2015’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments in securities	$1,743,055	—	—	$1,743,055

The following is a summary of the inputs used in valuing the Retirement 2020’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
| | | |
Investments in securities	$1,640,635	—	—	$1,640,635

The following is a summary of the inputs used in valuing the Retirement 2025’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments in securities	$1,670,585	—	—	$1,670,585

The following is a summary of the inputs used in valuing the Retirement 2030’s assets carried at fair value:

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments in securities	$1,493,827	—	—	$1,493,827

The following is a summary of the inputs used in valuing the Retirement 2035’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments in securities	$1,603,251	—	—	$1,603,251

The following is a summary of the inputs used in valuing the Retirement 2040’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments in securities	$1,440,559	—	—	$1,440,559

The following is a summary of the inputs used in valuing the Retirement 2045’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments in securities	$1,113,567	—	—	$1,113,567

Notes to Financial Statements (unaudited) (continued)
The following is a summary of the inputs used in valuing the Retirement 2050’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments in securities	$1,013,087	—	—	$1,013,087

The following is a summary of the inputs used in valuing the Retirement Fund’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments in securities	$1,336,285	—	—	$1,336,285

(b) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Appreciation	Depreciation	(Depreciation)

Retirement 2015	$126,236	$(3,927)	$122,309
Retirement 2020	166,438	(123)	166,315
Retirement 2025	133,095	(2,043)	131,052
Retirement 2030	191,364	—	191,364
Retirement 2035	34,834	(29,671)	5,163
Retirement 2040	70,185	(20,561)	49,624
Retirement 2045	39,082	(22,456)	16,626
Retirement 2050	23,734	(35,095)	(11,361)
Retirement Fund	98,916	(13,395)	85,521

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.
At October 31, 2009, the Funds did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: December 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: December 23, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer
Date: December 23, 2009